Insurance	12 Months Ended
Dec. 31, 2017
Insurance
Insurance

29.Insurance

The Company is advised by insurance consultants in the market in order to establish coverage compatible with its size and operations. As of December 31, 2017, the Company has the following insurance policies in place:

Type	Insured amounts

Fire - property and equipment	43.6
Civil liabilities	5.055.5